PGIM Muni High Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.8%
Municipal Bonds 98.9%
Alabama 2.0%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	3,000	$3,002,273
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,149,151
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,123,622
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	2,800	2,920,680
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,006,244

Mobile Cnty. Indl. Dev. Auth. Rev., AM/NS Calvert LLC Proj., Series A, AMT	5.000	06/01/54	1,500	1,403,595
				15,605,565
Alaska 0.9%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,526,825
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/41	2,000	1,821,618
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,643,770
				6,992,213
Arizona 2.3%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	965,063
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,850	1,442,152
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,942,992
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,502,676

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,000	836,869
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,001,983
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	907,322
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	945,626
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	938,641
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,139,973

Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,075,348

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000%	12/01/50	1,045	$938,423
Friendship Vlg., Series B	4.000	12/01/56	1,000	773,401
				17,410,469
California 6.0%
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	847,502
Sub. Series B-2, Rfdg., CABS	5.798(t)	06/01/55	3,000	540,000

California Infrast. & Econ. Dev. Bank Rev., Sustainability Bond, Sub. Brightline W Passenger Proj., Series A, Rfdg., AMT (Mandatory put date 01/01/35), 144A	9.500(cc)	01/01/65	4,000	3,860,131
California Muni. Fin. Auth. Rev.,
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	3,000	3,003,114
Humangood California Oblig. Grp.	4.000	10/01/46	2,000	1,735,420

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	27,330
California Sch. Fin. Auth. Rev., Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	749,952
California Statewide Cmntys. Dev. Auth. Rev., CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,024,045
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.439(cc)	09/25/37	19,470	2,000,121
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.563(cc)	04/25/42	2,195	2,153,058

Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bond, Series 2022 ML-13, Class X-CA	0.958(cc)	07/25/36	32,211	1,704,774
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Sub. Series B-2, Rfdg., CABS	5.514(t)	06/01/66	22,000	2,364,532
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	320	320,745
Los Angeles Dept. Arpts. Rev., Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	1,585	1,585,158
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Pwr. Sys., Series A-2, FRDD	3.000(cc)	07/01/51	6,500	6,500,000
Series A, Rfdg., BAM	5.250	07/01/44	1,350	1,410,424
Series C-1, FRDD	3.100(cc)	07/01/57	1,500	1,500,000
Series F-1, Rfdg., FRDD	2.500(cc)	07/01/48	2,900	2,900,000
Sub. Series B-6, Rfdg., Rmkt.	3.100(cc)	07/01/34	1,500	1,500,000

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
M-S-R Energy Auth. Rev.,
Series A	6.500%	11/01/39	2,060	$2,400,620
Series A	7.000	11/01/34	1,650	1,941,598

North. California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.429(t)	06/01/60	3,500	536,828
River Islands Pub. Fing. Auth., Spl. Tax, Impt. Area No.2	4.500	09/01/44	1,650	1,475,492
Sacramento,
Spl. Tax	4.000	09/01/46	750	651,223
Spl. Tax	4.000	09/01/50	1,000	855,682

San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series, San Francisco Intl. Arpt., Series A, Rfdg., AMT	5.250	05/01/43	1,500	1,554,384
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	4.540(t)	06/01/54	3,000	629,633
				45,771,766
Colorado 3.7%
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	939,361
Liberty Common Sch., Proj., Series A, Rfdg., BAM	4.250	01/15/64	2,000	1,667,575
Rfdg.	5.000	11/01/44	885	863,359
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	3,100	2,533,512
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,250,108
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	856,109
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,005,838
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,348,495
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,208,172
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,056,660
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	309,775
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	693,243

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,450,240
Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	965,709

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500%	11/15/38	6,050	$7,121,147
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	392,748
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Series A, Rfdg.	4.250	12/01/50	1,000	854,800
Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	1,700	1,702,511
				28,219,362
Connecticut 0.8%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Sustainability Bond, Goodwin Univ. Obliq. Grp., Series A-1	5.375	07/01/54	2,005	1,923,011
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,010,493
Stamford Hsg. Auth. Rev., Mozaic Concierge Living Proj., Series D	4.250	10/01/30	2,400	2,377,956
				6,311,460
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	674,755
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	934,458
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	488,109
				2,097,322
District of Columbia 1.1%
Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,023,412
KIPP DC Proj.	4.000	07/01/49	4,610	3,826,802
Rfdg.	5.000	06/01/40	1,500	1,501,117
Rfdg.	5.000	06/01/55	1,500	1,415,658
				8,766,989

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida 10.2%
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350%	07/01/29	1,015	$1,016,510
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.530(t)	07/01/61	35,000	2,429,808
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	883,625
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,630,577
Capital Tr. Auth. Edl. Facs. Auth. Rev.,
KIPP Miami Campus Proj. Series A, 144A	6.000	06/15/54	425	427,334
Mason Classical Academy Proj., Series A, 144A	5.000	06/01/64	3,000	2,623,310
MVM Landfill LLC Proj., Series A, AMT, 144A	6.875	12/01/44	2,500	2,494,208

City of Venice Rev., Vlg. on the Isle Proj., Temps-50, Series B-3, 144A	4.250	01/01/30	900	878,561
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	270	274,456
Cnty. of Miami-Dade FL Avtn. Rev., Series A, AMT, Rfdg.	5.000	10/01/49	1,000	967,795
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,830,710
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	4,000	3,974,604
Mater Academy Proj., Series A	5.000	06/15/55	1,000	948,155
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,685,887
River City Science Academy Proj., Series A	4.000	07/01/45	565	478,959
River City Science Academy Proj., Series A	4.000	07/01/55	2,665	2,078,354

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	4,702,032
Grtr. Orlando Avtn. Auth. Rev.,
AMT	5.250	10/01/44	2,000	2,072,201
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,702,735

Hillsborough Cnty. Indl. Dev. Auth. Rev., Baycare Hlth. Sys., Series C, Rfdg.	5.500	11/15/54	2,000	2,107,568
Indigo CDD, Spl. Assmt.	5.750	05/01/36(d)	477	405,124
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	856,899
Julington Creek Plantation CDD, Spl. Assmt., AGM	4.625	05/01/54	1,550	1,430,195
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	937,728
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	200	200,804

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Lakewood Ranch Stewardship Dist., (cont’d.)
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375%	05/01/47	1,000	$972,813
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	977,623
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	582,461
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	799,972
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,033,486
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,072,298

Lee Cnty. Hsg. Fin. Auth. Rev., Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,515,057
Lee County Indl. Dev. Auth. Rev., Shell Point 2024B-1 (Temps -85)	4.750	11/15/29	1,000	1,003,997
Miami Dade Cnty. Edu. Facs. Auth. Rev.,
Univ. of Miami, Series B, Rfdg.	5.250	04/01/41	1,210	1,285,953
Univ. of Miami, Series B, Rfdg.	5.250	04/01/43	1,790	1,870,353

Midtown Miami CDD, Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,948,070
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series A, Rfdg.	5.250	10/01/56	2,000	2,021,115
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,446,911

Osceola Cnty. Trans. Rev., Series A-2, Rfdg., CABS	5.587(t)	10/01/54	1,000	198,596
Pasco Cnty. Rev., H. Lee Moffitt Cancer Ctr. Proj., AGM	5.750	09/01/54	1,000	1,053,014
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,053,921
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,132,703
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,615	1,542,872
Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,220	1,099,182
Vlg. CDD No. 12, Spl. Assmt., Fla.	4.250	05/01/43	2,580	2,373,700
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	475	424,921
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,185	1,092,637
Spl. Assmt., Fla.	3.700	05/01/50	945	744,521
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,165	821,086

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Vlg. CDD No. 14, Spl. Assmt.	5.500%	05/01/53	1,575	$1,611,096
Vlg. CDD No. 15, Spl. Assmt., 144A	5.250	05/01/54	1,195	1,168,344
				77,884,841
Georgia 3.8%
Atlanta Dept. Avtn. Rev., Series B, Rfdg., AMT	5.250	07/01/49	1,750	1,775,303
Atlanta GA Dept. Avtn. Rev., Series B, Rfdg., AMT	5.250	07/01/44	1,000	1,026,156
Atlanta Urban Residential Fin. Auth. Rev., GE Tower Apts., Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,750,000
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,722,353
Cobb Cnty. Dev. Auth. Rev., Mt. Bethel Christian Academy Proj., 144A	6.250	06/01/64	2,000	2,018,117
Cobb Cnty. Kennestone Hosp. Auth. Rev., Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,348,786
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj., Series A	4.000	12/01/33	3,000	2,967,777
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	1,000	987,483

Fulton Cnty. Dev. Auth. Rev., Piedmont Healthcare, Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,603,890
Main Street Natural Gas, Inc. Rev., Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	7,250	7,559,951
Muni. Elec. Auth. of Georgia Rev., Plant Vogtle Units 3 & 4 Proj., J Bond, Series A, AGM	5.000	07/01/48	2,000	2,033,599
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	979,320
				28,772,735
Illinois 7.9%
Chicago Brd. of Ed.,
Series A, GO, 144A	7.000	12/01/46	1,500	1,554,448
Series A, GO, Rfdg.	4.000	12/01/27	500	496,248

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago Brd. of Ed., (cont’d.)
Series A, GO, Rfdg.	5.000%	12/01/35	500	$500,834
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,414,863
Series C, GO	5.250	12/01/35	1,015	994,357
Series D, GO	5.000	12/01/46	2,470	2,287,334
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,160,485
Series H, GO	5.000	12/01/46	2,390	2,201,132

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,530,831
Chicago Midway Int’l. Arpt. Rev.,
Sr. Lien, Series A, Rfdg., AMT	5.500	01/01/53	3,000	3,076,005
Sr. Series C, Rfdg., AMT	5.000	01/01/41	1,500	1,508,943
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	2,609,399
Series C, Rfdg., AMT	5.250	01/01/42	1,000	1,030,914
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,044,545
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,041,842
Sr. Lien, Series A, AGM, AMT	5.500	01/01/53	2,000	2,042,539
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	957,700

Chicago Trans. Auth. Rev., Series A, Rfdg.	4.000	12/01/50	1,000	823,231
Chicago Wtrwks. Rev., Series A, AGM	5.250	11/01/53	750	770,573
Chicago, IL,
Series A, GO, Rfdg.	5.500	01/01/49	3,000	2,940,751
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,356,413

Cook Cnty. Cmntys. Clg. Dist., Clgs. of Chicago, GO, Rfdg., BAM	5.000	12/01/42	2,315	2,355,311
Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,075,113
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,613,115
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,000	2,546,644
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,188
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	269,985
Illinois St.,
GO	4.000	06/01/36	3,000	2,816,187

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Rebuild Illinois Prog., Series B, GO	4.000%	11/01/35	2,000	$1,936,606
Series A, GO	5.000	12/01/39	2,500	2,509,018
Series B, GO	5.000	05/01/38	2,625	2,745,904
Series B, GO	5.250	05/01/43	1,000	1,030,196
Series B, GO	5.500	05/01/47	2,300	2,355,944

Regl. Trans. Auth. Rev., Series A	4.000	06/01/38	4,015	3,800,346
				60,407,944
Indiana 0.8%
Indiana Fin. Auth. Rev., First Lien CWA Auth. Proj., Series 2024-A, Rfdg.	5.000	10/01/44	1,600	1,658,212
Indianapolis Loc. Pub. Impvt. Bank Rev., Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,082,317
Valparaiso Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.500	01/01/34	1,155	1,180,801
Pratt Paper LLC Proj., Rfdg., AMT, 144A	5.000	01/01/54	1,000	926,686
				5,848,016
Iowa 0.4%
Iowa Tob. Settlement Auth. Rev.,
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	105	105,000
Sr. Series B-2, Class 2, Rfdg., CABS	4.848(t)	06/01/65	20,000	2,943,497
				3,048,497
Kansas 0.5%
City of Colby KS Hosp. Loan Anticipation Rev., Citizens Med. Ctr. Proj.	5.500	07/01/26	3,500	3,545,160
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	635	607,091
				4,152,251
Kentucky 0.3%
Henderson Rev., Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	451,079

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky (cont’d.)
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000%(cc)	12/01/49	500	$500,000
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,250	1,331,718
				2,282,797
Louisiana 1.9%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,825,215
Louisiana Pub. Facs. Auth. Rev.,
Calcasieu River Bridge Pub. Pvt. Partnership Proj., I-10, AMT	5.750	09/01/64	4,000	4,130,049
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,500	1,505,861
Wste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,065,784
Wste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,058,650

Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,068,335
Plaquemines Port Harbor & Term. Dist. Rev., Txbl. Nola Term. LLC Proj., Series B, 144A	12.000	12/01/34	3,800	3,862,911
				14,516,805
Maine 0.3%
Fin. Auth. of Maine Rev., Casella Wste Sys. Inc., Rfdg., AMT (Mandatory put date 06/01/35), 144A	4.625(cc)	12/01/47	2,600	2,519,445
Maryland 0.1%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	990	827,270
Massachusetts 0.1%
Massachusetts Dev. Fin. Agcy. Rev., Merrimack Clg. Student Hsg. Proj., Series A, 144A	5.000	07/01/60	1,000	909,287

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.5%
Detroit, Series C, GO	6.000%	05/01/43	1,000	$1,086,567
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,659,421
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	1,380	1,359,892
				4,105,880
Minnesota 0.4%
Hugo Rev., Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,145,774
Ramsey Rev., Pact Chrt. Sch. Proj., Series A, Rfdg.	5.000	06/01/32	1,250	1,208,815
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	919,360
				3,273,949
Mississippi 0.6%
Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,221,184
Wste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	3,029,989
				4,251,173
Missouri 0.9%
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,908,536
Lees Summit Indl. Dev. Auth. Rev., Johm Knox Vlg. Proj., Temps. Series B-2, Rfdg.	4.325	08/15/47	1,385	1,316,845
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,769,224
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	969,030

St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,000,342
				6,963,977

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Nebraska 0.3%
Central Plns. Energy. Proj. Rev., Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000%(cc)	05/01/54	2,000	$2,082,555
Nevada 0.6%
Nevada St. Dept. of Bus. & Ind. Rev., Sustainability Bond, Sub. Brightline W Passenger Proj., Series A, Rfdg., AMT (Mandatory put date 01/01/33), 144A	9.500(cc)	01/01/65	3,000	2,866,311
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	525	518,259
Tahoe-Douglas Visitors Auth. Rev., Hotel Occupancy Tax	5.000	07/01/40	1,000	1,011,574
				4,396,144
New Hampshire 4.6%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	3,190	3,001,815
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	1,400	1,378,583
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	814,413
MF Affordable Hsg. Cert., Series 1, Class B-1	5.750	04/28/42	2,500	2,518,803
Mult. Utility Imps., 144A	5.875	12/15/33	2,500	2,512,480
River Ranch Proj., CABS, 144A	5.745(t)	12/01/31	4,500	3,088,229
Silverado Proj., 144A	5.000	12/01/28	1,250	1,237,184
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,105	1,600,314
Sustainability Bond, Muni. Cert., Series 2025-1, Class A-2	4.087(cc)	01/20/41	999	918,428
Sustainable Cert., Class A-2 (Mandatory put date 06/01/35)(hh)	5.150	06/20/41	2,500	2,500,300
Sustainable Cert., Series 2024-1, Class X	0.495(cc)	07/01/51	34,540	1,265,415
Sustainable Cert., Series 2024-2, Class X	0.506(cc)	08/20/39	46,219	1,828,548
Tamarron Proj., 144A	5.250	12/01/35	4,100	4,064,288
The Highlands Proj.	5.125	12/15/30	2,851	2,824,467
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,251,592

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Hampshire (cont’d.)
New Hampshire Bus. Fin. Auth. Rev., (cont’d.)
Valencia Proj., 144A	5.300%	12/01/32	1,245	$1,219,679
Wtr. Util. Imps., 144A	5.375	12/15/35	3,400	3,404,467
				35,429,005
New Jersey 2.8%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	4,290	4,289,504
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,275,794
Series SSS, Rfdg.	5.250	06/15/39	675	724,199
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	65,049
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,703,108
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,500,189
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,086,280
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,000,601
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT(hh)	5.000	12/01/34	1,000	1,031,253
Sr. Bond, Series 3, Rfdg., AMT(hh)	5.000	12/01/33	1,550	1,601,070
Sr. Bond, Series 3, Rfdg., AMT(hh)	5.000	12/01/34	1,550	1,588,369

New Jersey Tpke. Auth. Rev., Series A(hh)	5.250	01/01/55	2,000	2,068,880
New Jersey Trans. Tr. Fd. Auth. Rev., Series AA, Rfdg.	5.250	06/15/41	1,815	1,920,114
				21,854,410
New York 7.0%
Build NYC Resource Corp. Rev.,
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,000,077
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,211,097
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	6.993(t)	06/01/47	5,000	1,102,043
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.167(t)	06/01/50	4,000	540,556

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	881,568
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Sub. Series B-1	3.000	11/01/47	3,200	2,240,901

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York City Trans. Fin. Auth. Rev.,
Future Tax Sec’d. Sub. Bond, Series I, Sub Series I-1	5.500%	05/01/53	2,000	$2,119,766
Sub. Fiscal 2025, Series D	5.500	05/01/52	5,000	5,294,605

New York Liberty Dev. Corp. Rev., Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	4,750	4,376,909
New York St. Dorm. Auth. Rev., Unrefunded, Rfdg., Series A	5.250	03/15/52	5,000	5,179,635
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	546,997
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	526,261
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,232,538
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/26	2,000	2,010,408
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,015,478
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,469,651
Green Bond, JFK Arpt. Term. 6 Proj., Rfdg., AGM, AMT	5.250	12/31/54	2,500	2,510,691
JFK Arpt. Term. 6 Redev. Proj., Series B, Rfdg., AGM, AMT	0.000	12/31/54	5,000	3,000,637
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	700	713,037
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,012,907
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,921,557
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,376,329
Laguardia Arpt., Term. C&D Redev. Proj., AMT	6.000	04/01/35	3,465	3,736,967
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	5.745(t)	06/01/66	1,000	98,027
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	425	363,103

Triborough Bridge & Tunnel Auth. Rev., TBTA Capital Lockbox Fund, MTA Bridges & Tunnels, Series A	5.500	12/01/59	1,000	1,055,122
				53,536,867

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000%	10/01/35	1,000	$1,000,738
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,555	2,384,283
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	525	525,778
				3,910,799
Ohio 3.5%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,641,563
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	831,016
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	13,920	12,063,054

Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	1,957,233
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,768,987
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,174,591

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	884,140
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	949,369
Ohio Tpke. & Infrast. Commn. Rev., Jr. Lien, Series A-2, CABS	4.785(t)	02/15/40	5,135	2,561,460
Warren Cnty. Rev., Otterbein Homes Oblig. Grp., Rfdg.	5.000	07/01/54	1,500	1,400,913
				27,232,326
Oklahoma 1.8%
Oklahoma Cnty. Auth. Rev., Astec Proj., 144A	6.500	06/15/64	2,500	2,453,201
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	249,961
OU Medicine Proj., Series B	5.250	08/15/43	5,960	5,960,997

Oklahoma Tpke. Auth. Rev., Sr. Bonds, Series A	5.500	01/01/54	2,500	2,662,364

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma (cont’d.)

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250%	11/15/45	1,025	$1,002,481
Tulsa Municipal Arpt. Trust Trustees Rev., American Airlines, Inc. Proj., Rfdg., AMT	6.250	12/01/40	1,500	1,613,575
				13,942,579
Oregon 0.5%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000	07/01/47	3,860	3,779,119
Pennsylvania 2.6%
Adams Cnty. General Auth. Rev., The Brethren Home Cmnty. Proj., Series A., Rfdg.	5.000	06/01/54	1,750	1,608,428
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,165,691
Uni. Student Hsg. LLC Proj., Series A, Rfdg., BAM	4.000	08/01/48	5,000	4,257,418

Doylestown Hosp. Auth. Rev., Rfdg., 144A	5.375	07/01/39	2,575	2,789,298
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	768,111
Philadelphia Auth. for Indl. Dev. Rev.,
Energy Supply LLC Proj., Series B, Rfdg. (Mandatory put date 06/01/27)	5.250(cc)	12/01/38	4,000	4,016,022
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,739,429
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,446,475
				19,790,872
Puerto Rico 8.3%
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	4.743(t)	07/01/33	1,826	1,234,364
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,061,093
Restructured, Series A1, GO	4.000	07/01/35	1,129	1,062,196
Restructured, Series A1, GO	4.000	07/01/37	856	786,995
Restructured, Series A1, GO	4.000	07/01/41	1,164	996,652
Restructured, Series A1, GO	4.000	07/01/46	1,210	989,715
Restructured, Series A1, GO	5.375	07/01/25	617	617,745
Restructured, Series A1, GO	5.625	07/01/29	1,480	1,552,802
Restructured, Series A1, GO	5.750	07/01/31	8,016	8,604,469

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico (cont’d.)
Puerto Rico Comnwlth., (cont’d.)
Sub. Series Allowed CW, Prifa Rum	0.000%(cc)	11/01/51	12,285	$6,317,861
Sub. Series Allowed CW/HTA - 98 Sr. Claims	0.000(cc)	11/01/51	18,029	11,030,076
Sub. Series CW, NT Claims, CW Gty.	0.000(cc)	11/01/43	4,381	2,621,548
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	560	583,879
San Juan Cruise Term. Proj., Series A-2, AMT	6.750	01/01/45	1,750	1,951,189
San Juan Cruise Term. Proj., Series A-3, AMT	6.750	01/01/46	1,515	1,680,734
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	4.431(t)	07/01/33	1,000	701,610
Restructured, Series A-1, CABS	5.558(t)	07/01/46	51,183	16,108,923
Restructured, Series A-2	4.329	07/01/40	2,229	2,071,525
Restructured, Series A-1, CABS	8.034(t)	07/01/51	16,538	3,892,321
				63,865,697
Rhode Island 0.6%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,349,738
South Carolina 1.7%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	828,507
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,779,896
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,591,615
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,040,793
Sub. Foothill Afford Hsg. Fndtn., Oaddicj Club & Fairway Proj. (Mandatory put date 09/01/35), 144A	6.875	03/01/65	3,000	2,916,493
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,290,368
AMT	4.000	07/01/55	2,000	1,630,173

South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Series A	5.500	12/01/54	1,200	1,243,143
				13,320,988

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee 3.2%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Erlanger Hlth., Rfdg.	5.250%	12/01/54	2,500	$2,549,910
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	1,770,781
Univ. of Tennessee Proj., Series B-1, BAM	5.250	07/01/64	1,500	1,482,689

Shelby Cnty. Hlth. & Edl. Facs. Brd. Rev., Madrone Memphis Student Hsg. I LLC, Univ. Memphis Proj., Series A1, 144A	5.250	06/01/56	2,000	1,909,584
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	898,211
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	501,619

Tennessee Energy Acq. Corp. Gas Rev., Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	15,500	15,506,301
				24,619,095
Texas 5.5%
Arlington Higher Ed. Fin. Corp. Rev.,
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,394,147
Series A, Rfdg.	4.000	08/15/41	1,520	1,242,651
Series A, Rfdg.	4.000	08/15/46	2,705	2,055,500

Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,271,489
Central Texas Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000	01/01/41	1,100	1,000,687
EP Essential Hsg. WF PFC Rev., Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	982,566
EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,635	1,603,859
Galveston Wharves & Term. Rev., Wharves & Term., 1st Lien, AMT	6.000	08/01/43	3,060	3,235,213
Harris Cnty. Indl. Dev. Corp. Rev., Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,009,736
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	1,993,239
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,501,430

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Houston Arpt. Sys. Rev., (cont’d.)
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.500%	07/15/38	1,600	$1,652,278

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,000,536
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,225,916
Sr. Living Foundation Proj., Series A, 144A	6.500	07/01/56	3,300	2,977,480
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	5,575	5,463,670
Westminster Proj., Rfdg.	4.000	11/01/49	500	408,842

Port Beaumont Nav. Dist. Facs. Rev., Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	10.000	07/01/26	2,000	2,047,473
Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	900,137
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,063,820
Texas Muni. Gas Acq. & Sply. Corp. Rev., Nat. Gas Util. Imps. (Mandatory put date 01/01/34)	5.000(cc)	01/01/55	2,000	2,108,483
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	543,926
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,224,718
				41,907,796
Vermont 0.3%
Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	883,265
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,593,642
				2,476,907
Virginia 0.9%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,008,839
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	768,286
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev., Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,629,620

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000%	01/01/51	1,750	$1,448,320
Sr. Lien, Elizabeth River Crossing OPCO LLC Proj., Rfdg., AMT	4.000	01/01/39	1,250	1,147,821
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	973,999
				6,976,885
Washington 1.6%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	998,818
Port of Seattle Rev., Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,561,466
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,072,828
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000	07/01/48	1,000	978,768
Radford Court & Nordheim Court Port.	5.500	07/01/49	3,000	3,059,524
Social Cert., Series 2021-1, Class A	3.500	12/20/35	1,878	1,742,762
Sustainable Cert., Series 2023-1, Class X	1.450(cc)	04/20/37	21,566	2,128,097
				12,542,263
Wisconsin 6.8%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj.	5.500	12/15/28	2,400	2,400,000
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	2,249	2,178,585
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000	11/01/28	2,600	2,796,462
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	2,285	2,588,112
Bancroft Neurohealth Proj., Series A, 144A	5.000	06/01/26	470	472,965
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48	1,000	934,941
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,025,997
Class B-1, Series 1, 144A	6.810	04/28/36	2,000	2,016,018
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	811,990
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,679,580
Fndtn. Academy Chrt. Sc. Proj., 144A	5.000	07/01/60	1,200	1,014,337
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,349,811
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,200	1,127,028
North East Carolina Preparatory Sch., Series A, Rfdg.	5.250	06/15/54	1,000	985,962

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
Rans Bridgewater Proj., 144A	5.625%	12/15/30	2,515	$2,488,881
Rans Elevon Proj., 144A	5.000	07/15/30	1,200	1,212,196
Rans Mayfair Proj., Series A4, 144A	5.500	11/15/32	1,500	1,450,409
Signorelli Proj., 144A	5.375	12/15/32	2,528	2,479,620
Sr. Lien, Puerto Rico Toll Roads Monetization Proj., Series A, AMT	5.750	07/01/54	3,500	3,575,500
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38(d)	1,750	787,500
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48(d)	3,000	1,350,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,479,710
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	575	575,120
Tax Alloc., Miami Worldctr. Proj., Series A, 144A	5.000	06/01/41	1,250	1,230,339
The Meadows Proj., 144A	5.750	12/15/33	1,500	1,456,946
Txbl. Million Air Three LLC, Cinderella Bond (Convert to Fixed on 04/01/25), 144A	9.750	09/01/54	2,500	2,643,389
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,187,726
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,400,066
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,413,748
Hope Christian Schs.	4.000	12/01/51	1,000	674,855
Hope Christian Schs.	4.000	12/01/56	3,100	1,997,272
Marshfield Clinic Hlth. Sys. Inc., Sereis A	5.500	02/15/54	3,000	3,077,182
				51,862,247

Total Municipal Bonds (cost $798,720,646)				758,816,305
U.S. Treasury Obligation(k) 0.1%
U.S. Treasury Notes (cost $898,509)	3.500	09/30/26	905	898,743

Shares
Unaffiliated Exchange-Traded Funds 0.8%
iShares National Muni Bond ETF	30,000	3,115,500

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Unaffiliated Exchange-Traded Funds (Continued)
VanEck High Yield Muni ETF	60,000	$2,997,000

Total Unaffiliated Exchange-Traded Funds (cost $6,139,377)		6,112,500

Total Long-Term Investments (cost $805,758,532)		765,827,548

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $959,567)(wb)	959,567	959,567

TOTAL INVESTMENTS 99.9% (cost $806,718,099)		766,787,115
Other assets in excess of liabilities(z) 0.1%		522,334

Net Assets 100.0%		$767,309,449

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETF—Exchange-Traded Fund
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2025.

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
38	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	$4,410,375	$72,459
Short Position:
5	2 Year U.S. Treasury Notes	Sep. 2025	1,037,188	(1,178)
				$71,281
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).